SIGNIFICANT ACCOUNTING POLICIES (Tables)	9 Months Ended
Dec. 31, 2014
Accounting Policies [Abstract]
Property, Plant and Equipment, Depreciation Percentage [Table Text Block]	Equipment is depreciated as follows:
Computers and electronics	50% per annum
Furniture and fixtures	20% per annum
Tools and parts	20% per annum